BASIS OF PREPARATION AND ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of accounting and presentation
Basis of accounting and presentation

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The year ended December 31, 2017 includes a depreciation catch-up charge of $9.7 million in respect of the Golar Tundra, which was previously not depreciated whilst accounted for as an asset held-for-sale. Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities no longer qualified for classification as held-for-sale. Furthermore, on May 30, 2017, Golar Partners exercised its Put Right in respect of the Golar Tundra. Accordingly, as of March 31, 2017 (and for all retrospective periods), these assets and liabilities are presented as held for use in the Consolidated Balance Sheets.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Principles of consolidation
Principles of consolidation

Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of subsidiaries were included in the Consolidated Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity ("VIE"), is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Business combinations
Business combinations

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities of a subsidiary are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the Consolidated Statements of Operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The results of subsidiary undertakings are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods had the accounting been completed at the acquisition date.

Reporting currency
Reporting currency

The consolidated financial statements are stated in U.S dollars. Our functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are made in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in other currencies during the year are converted into U.S. dollars at the rates of exchange in effect at the date of the transaction. Non-monetary assets and liabilities are converted using historical rates of exchange. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying Consolidated Statements of Operations.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of December 31, 2017, we leased seven vessels under finance leases from wholly-owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, non-controlling interests and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the VIEs’ debt principal. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value. Significant assumptions used include, among others, charter rates, ship operating expenses, utilization, drydocking requirements and residual value.

Fair value measurements
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Revenue and related expense recognition
Revenue and related expense recognition

Revenues include minimum lease payments under time charters and gross pool revenues. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Revenues generated from management fees are recorded rateably over the term of the contract as services are provided.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire. Furthermore, in relation to our vessels participating in the pool, voyage expenses and commissions from collaborative arrangements include an allocation of our net results from the pool to the other participants. Each participants' share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Pool revenues and expenses under the Cool Pool arrangement have been accounted for in accordance with the guidance for collaborative arrangements. Accordingly, we have presented our share of the net income earned under the Cool Pool arrangement across a number of line items in the income statement. For net revenues and expenses incurred relating specifically to Golar’s vessels, and for which we are deemed the principal, these will be presented gross on the face of the income statement in the line items "Time and voyage charter revenues" and "Voyage, charter-hire and commission expenses". Pool net revenues generated by the other participants in the pooling arrangement will be presented separately in the income statement as revenue and expenses from collaborative arrangements.

Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps, and other claims which require us to restrict cash.

Short-term deposits represent highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months.

Trade accounts receivables
Trade accounts receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories
Inventories

Inventories, which are comprised principally of fuel, lubricating oils and vessel spares, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Investments in affiliates
Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record our investment in the affiliate at cost (or fair value if a consequence of deconsolidation), and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the Consolidated Balance Sheets as "Investments in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the Consolidated Statements of Operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings for the issuance of shares by our affiliates, provided that the issuance of such shares qualifies as a sale of such shares.

Exchange of a controlled asset or group of assets that does not meet the definition of a business for a non-controlling interest
Exchanges of a controlled asset or group of assets that does not meet the definition of a business for a non-controlling interest

Under the guidance of ASC 845, we have elected the accounting policy choice to apply "carry over" accounting to any applicable exchanges which fall under the remit of this guidance. The application of "carry over" accounting means that any such in-scope exchange will have an initial $nil income statement impact.

Cost method investments
Cost method investments

Cost method investments are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Dividends received from cost method investments are recorded in the Consolidated Statements of Operations in the line item "Dividend income".

Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual value, is depreciated on a straight-line basis over the assets' remaining useful economic lives. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally five years. For vessels that are newly built or acquired, we have adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Vessel reactivation costs incurred on vessels leaving lay-up include both costs of a capital and expense nature. The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred as mobilization costs.

Asset under development
Asset under development

An asset is classified as asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Interest costs directly attributable to construction of the asset is added to the cost of the asset. Capitalization ceases, and depreciation commences, once the asset is completed and available for its intended use.

Interest costs capitalized
Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete.

If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Asset retirement obligation
Asset retirement obligation

An asset retirement obligation, or ARO, is a liability associated with the eventual retirement of a fixed asset.

The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.

Held-for-sale assets and disposal group
Held-for-sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held-for-sale if the following criteria are met at the period end:

•	Management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;

•	The asset or subsidiaries are available for immediate sale in its present condition subject only to terms that are usual and customary for such sales;

•	An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;

•	The sale is probable; and

•	The transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on the date of the acquisition.

Assets or subsidiaries held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. On classification as held-for-sale, the assets are no longer depreciated.

If, at any time, the criteria for held-for-sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held-for-sale (as adjusted for any subsequent depreciation and amortization), and its fair value. Any adjustment to the value is shown in Consolidated Statements of Operations for the period in which the criterion for held-for-sale was not met.

Impairment of non-current assets
Impairment of non-current assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of non-current assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of non-current assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the lower of the fair market value of the assets, less cost to sell, and the net present value ("NPV") of estimated future undiscounted cash flows from the employment of the asset ("value-in-use").

Other-than temporary impairment of investments
Other-than temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (1) the length of time and the extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. Where determined other-than-temporary impairment, we will recognize an impairment loss in the period.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding debt liability, consistent with debt discounts.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time, we enter into equity swaps. Under these facilities, we swap with our counterparty (usually a major bank) the risk of fluctuations in our share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin. The counterparty may acquire shares in the Company to hedge its own position.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying Consolidated Balance Sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" and "Other non-current liabilities", as appropriate, in the Consolidated Balance Sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the Consolidated Balance Sheets. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Company has historically hedge accounted for certain of its interest rate swap arrangements designated as cash flow hedges. However, since 2015, the Company ceased hedge accounting for any of its derivatives. For derivative instruments that are not designated, or do not qualify as hedges under the guidance, the changes in fair value of the derivative financial instrument are recognized each period in current earnings in "Other financial items" in the Consolidated Statements of Operations.

The fair value of the FLNG derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the FLNG derivative include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our FLNG derivative is recognized in each period in current earnings in "Unrealized gain on FLNG derivative instrument".

Convertible bonds
Convertible bonds

We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Provisions
Provisions

In the ordinary course of business, we are subject to various claims, lawsuits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.

Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions. Our accounting policy states that full recognition of the funded status of defined benefit pension plans is to be included within our Consolidated Balance Sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statements of Operations.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in "Other non-current liabilities". A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Treasury shares	Treasury shares Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.
Stock-based compensation
Stock-based compensation

In accordance with the guidance on share based payments, we are required to expense the fair value of stock options issued to employees over the period the options vest. We amortize stock-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock options for which employees do not render the requisite service. The fair value of employee share options is estimated using the Black-Scholes option pricing model.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Operating leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Operating leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on "Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the Consolidated Statements of Operations.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the Consolidated Statements of Operations.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.

Gain on issuance of shares by subsidiaries
Gain on issuance of shares by subsidiaries

We recognize a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line "Additional paid-in capital".

Gain on disposals to Golar Partners
Gain on disposals to Golar Partners

Where we have a gain or loss upon disposal of a subsidiary or business to Golar Partners, the gain or loss is recognized in the Consolidated Statements of Operations at the time of sale as a component of operating income.

Segment reporting
Segment reporting

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. We have identified three reportable industry segments: vessel operations, FLNG and Power (see note 8).

Accounting pronouncements that have been issued but not adopted
Accounting pronouncements that have been issued but not adopted

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts With Customers (Topic 606) and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective on either a full or modified retrospective basis for us on January 1, 2018. We do not expect a material impact on the adoption of this standard on our Consolidated Financial Statements; however significant new disclosures will be introduced.

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. This standard requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet for all leases with terms longer than 12 months and introduces additional disclosure requirements. Lessors are required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The standard will become effective on a modified retrospective basis for us on January 1, 2019. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures. Due to the transition provisions for lessors, the most significant impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. The guidance is effective on a retrospective basis for us on January 1, 2018 and results in presentational changes to our Consolidated Statement of Cash Flows.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. The guidance is effective on a retrospective basis for us on January 1, 2018 and results in presentational changes to our Consolidated Statement of Cash Flows and related disclosures.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective on a prospective basis for us on January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. We do not expect a material impact on the adoption of this accounting standard to our Consolidated Financial Statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05 Other Income - Gains and Losses from the Derecognition of Non-Financial Assets. The guidance provides clarification on the definition of "in substance non-financial assets", the scope exemption with ASC 610 and partial sales of non-financial assets. The guidance is effective on a prospective basis for us on January 1, 2018. Any gain on sale from future dropdowns will be recognized in full on the disposal date. There will be no significant impact to our Consolidated Financial Statements and related disclosures.